Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Feb. 03, 2025	Feb. 05, 2024	Sep. 30, 2024	Aug. 31, 2023
Subsequent Events [Line Items]
Stock holders equity note stock split			ratio of 1-for-60 so that every 60 shares issued is combined to 1 share
Nasdaq Staff Deficiency Letter [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Par value			$ 1
Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value		$ 0.01		$ 0.01
Ordinary Shares [Member] | Top of range [member]
Subsequent Events [Line Items]
Ordinary shares reduced		93,679,260
Ordinary Shares [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Ordinary shares reduced		1,561,309
Subsequent Events [Member]
Subsequent Events [Line Items]
Par value	$ 0.1236
Principal amount	$ 1
Convertible conversion price per share	$ 0.7048
Convertible conversion price percentage	93.00%
Less discount principal percentage	5.00%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Annual rate equal percentage	18.00%
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Annual rate equal percentage	0.00%
Subsequent Events [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Principal amount	$ 6
Subsequent Events [Member] | Pre Paid Advance [Member]
Subsequent Events [Line Items]
Principal amount	$ 5